Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging activities	DERIVATIVES AND HEDGING ACTIVITIES

The Company uses derivative instruments to mitigate the effects of interest rate volatility inherent in its variable rate debt, which could unfavorably impact our future earnings and forecasted cash flows. The Company does not use derivative instruments for speculative or trading purposes.

The Operating Partnership is party to interest rate swaps to mitigate the interest rate risk inherent in its senior secured term loan B facility. As of December 31, 2018 and 2017, the Operating Partnership pays a weighted average fixed rate of 1.844%, on total notional amount of  $1.2 billion, and the variable rate received will reset monthly to the one-month LIBOR, with no minimum floor, and mature in November 2021. In December 2018, the Operating Partnership entered into additional interest rate swaps that have a notional amount of $400 million on which it will pay a fixed rate of 2.735% with the variable rate resetting monthly to the one-month LIBOR with a floor of 0%, and mature on December 31, 2024. Such interest rate swaps will become effective on December 31, 2019. As of December 31, 2018 and 2017, all of the Operating Partnership’s derivative financial instruments have been designated as cash flow hedges and qualify for hedge accounting. The fair value of these interest rate swaps were$20.5 million and $11.3 million, recorded as an asset with prepaid expenses and other assets, as of December 31, 2018 and 2017, respectively, and $5.6 million and $0 recorded as a liability within accounts payable, accrued expenses and other liabilities, as of December 31, 2018 and 2017, respectively.

For the years ended December 31, 2018 and 2017, the amount recorded in other comprehensive income related to the derivative instruments was a net gain of $4.1 million and a net gain of $9.8 million, respectively. For the years ended December 31, 2018 and 2017, the Operating Partnership recorded interest income of $1.1 million and interest expense of $9.2 million, respectively, related to the swap agreements.